Stock Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 14, 2021	Jan. 01, 2018	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2015
Common stock, Shares issued			185,993,058	39,510,108
Class of warrants of rights, Number of warrants or rights vested during period			110,212	140,260
Increase or decrease derivative liabilities			$ 600	$ 700
Class of warrants or rights non vested outstanding			0
Warrants recognized liability at fair value			$ (1,808)	$ 175
Public Warrant [Member]
Warrants recognized in Shareholder equity Fair Value	$ 9,700
Warrant [Member]
Common stock, Shares issued					179,572
Warrants And Rights Exercised and Expiry Date			Sep. 24, 2029
Warrant [Member] | Loan Agreement [Member] | Right To Purchase Shares Of Common Stock [Member]
Class of warrants and rights issued during period, Shares							180,928
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.06
Loan agreement termination date		Jan. 01, 2018
Warrants and Rights Outstanding, Maturity Date			Feb. 17, 2025
Warrant [Member] | Development Agreement [Member] | Right To Purchase Shares Series D Convertible Preferred Stock [Member]
Class of warrants and rights issued during period, Shares						280,528
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.0001
Warrant [Member] | Private Placement [Member]
Warrants recognized liability at fair value	$ 5,700		$ 2,600
Warrant [Member] | Private Placement [Member] | Fair value of derivative liabilities
Warrants recognized liability at fair value			$ 3,100